12 Financial assets and financial liabilities (Details 3) - Cross-Currency Interest Rate Swap Agreements [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [line items]
Net position - assets (liabilities)		R$ (757)
Current assets (liabilities)		(757)
Noncurrent assets (liabilities)
Liability Position [member]
Disclosure of redesignated financial assets and liabilities [line items]
Cross-currency interest rate swap	128% of CDI
Principal amount (notional)	R$ (49,165)
Net position - assets (liabilities)		(53,802)
Asset Position [member]
Disclosure of redesignated financial assets and liabilities [line items]
Cross-currency interest rate swap	Euros + 1.01% p.y.
Principal amount (notional)	R$ 49,165
Net position - assets (liabilities)		R$ 53,045